Property and Equipment (Components of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 61,582	$ 53,882
Less: accumulated depreciation	(19,720)	(15,956)
Property and equipment, net	41,862	37,926
Tanks and Terminal Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	37,974	32,244
Leasehold Improvements And Other [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	10,242	10,092
Rail and Rail Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	4,551	4,551
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	7,022	6,335
Trucks and Other Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,495	357
Computer Equipment, Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	216	208
Construction-In-Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 82	$ 95